Cost of Revenue - Summary of Components of Cryptocurrency Expenses (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of Revenue [Line Items]
Impairment of cryptocurrencies	$ 0	$ 0
Cryptocurrencies [Member]
Cost of Revenue [Line Items]
Impairment of cryptocurrencies		$ 8,700,000